STATEMENT OF CHANGES IN EQUITY (Details 2) - USD ($)	2 Months Ended			3 Months Ended			9 Months Ended					12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022	Sep. 30, 2024		Oct. 31, 2023	Oct. 31, 2024		Sep. 30, 2024		Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
IfrsStatementLineItems [Line Items]
Balance – January 31, 2023	$ 12,548,453		$ 8,939,700				$ 9,586,437		$ 13,331,345			$ 8,939,700	$ 7,120,563	$ (945,019)
Stock option vesting expense	104,359						288,971		379,178			344,593		243,662
Currency translation gain	6,106
Net loss	672,427			$ (667,240)		$ (2,012,324)	(1,254,857)		(12,406,762)		$ (1,254,857)	(662,320)	419,951	(1,014,747)
Balance – October 31, 2023	13,331,345			12,913,189		12,548,453	12,548,453		12,913,189		12,548,453	12,548,453	8,939,700	7,120,563
Share capital [member]
IfrsStatementLineItems [Line Items]
Balance – January 31, 2023	$ 24,593,422		$ 21,858,827				$ 21,894,633		$ 24,593,422			$ 21,858,827	$ 20,499,031	$ 14,424,341
Beginning balance, shares	182,005,886		170,632,611				170,832,611	[1]	182,005,886	[2]		170,632,611	156,936,876	107,782,397
Stock option vesting expense
Currency translation gain
Net loss
Balance – October 31, 2023	$ 24,593,422			$ 38,610,317		$ 24,593,422	$ 24,593,422		$ 38,610,317		$ 24,593,422	$ 24,593,422	$ 21,858,827	$ 20,499,031
Ending balance, shares	182,005,886	[2]		222,276,113	[2]	182,005,886	182,005,886	[1]	222,276,113	[2]	182,005,886	182,005,886	170,632,611	156,936,876
Shares Issuable [Member]
IfrsStatementLineItems [Line Items]
Balance – January 31, 2023			$ 35,806									$ 35,806	$ 74,338
Stock option vesting expense
Currency translation gain
Net loss
Balance – October 31, 2023													35,806	74,338
Contributed Surplus [Member]
IfrsStatementLineItems [Line Items]
Balance – January 31, 2023	8,081,938		6,505,092				$ 6,560,714		8,186,297			6,505,092	6,407,935	4,070,264
Stock option vesting expense	104,359						288,971		379,178			344,593		243,662
Currency translation gain
Net loss
Balance – October 31, 2023	8,186,297			$ 8,301,073		8,081,938	8,081,938		8,301,073		8,081,938	8,081,938	6,505,092	6,407,935
Retained earnings [member]
IfrsStatementLineItems [Line Items]
Balance – January 31, 2023	(20,996,449)		(21,356,891)				(19,531,463)		(20,353,629)			(21,356,891)	(21,804,349)	(19,394,044)
Stock option vesting expense
Currency translation gain
Net loss	642,820						(1,464,986)		(12,677,739)			(533,041)	447,458	(2,410,305)
Balance – October 31, 2023	(20,353,629)			(34,885,068)		(20,996,449)	(20,996,449)		(34,885,068)		(20,996,449)	(20,996,449)	(21,356,891)	(21,804,349)
Non-controlling interests [member]
IfrsStatementLineItems [Line Items]
Balance – January 31, 2023	983,717		2,006,479				773,588		1,013,324			2,006,479	2,033,986	(33,383)
Stock option vesting expense
Currency translation gain
Net loss	29,607						210,129		270,977			(129,279)	(27,507)	1,395,558
Balance – October 31, 2023	1,013,324			$ 1,003,307		983,717	$ 983,717		1,003,307		983,717	983,717	2,006,479	$ 2,033,986
Statements Of Changes In Equity [Member] | Share capital [member]
IfrsStatementLineItems [Line Items]
Balance – January 31, 2023	$ 24,593,422		$ 21,858,827						$ 24,593,422			$ 21,858,827
Beginning balance, shares	182,005,886		170,632,611						182,005,886			170,632,611
Stock option vesting expense
Currency translation gain
Net loss
Balance – October 31, 2023	$ 24,593,422		$ 21,858,827			$ 24,593,422					$ 24,593,422	$ 24,593,422	$ 21,858,827
Ending balance, shares	182,005,886		170,632,611			182,005,886					182,005,886	182,005,886	170,632,611
Statements Of Changes In Equity [Member] | Shares Issuable [Member]
IfrsStatementLineItems [Line Items]
Balance – January 31, 2023			$ 35,806									$ 35,806
Stock option vesting expense
Currency translation gain
Net loss
Balance – October 31, 2023			35,806										$ 35,806
Statements Of Changes In Equity [Member] | Contributed Surplus [Member]
IfrsStatementLineItems [Line Items]
Balance – January 31, 2023	8,081,938		6,505,092						8,186,297			6,505,092
Stock option vesting expense	104,359
Currency translation gain
Net loss
Balance – October 31, 2023	8,186,297		6,505,092			8,081,938					8,081,938	8,081,938	6,505,092
Statements Of Changes In Equity [Member] | Currency Translation Reserve [Member]
IfrsStatementLineItems [Line Items]
Balance – January 31, 2023	(114,175)		(109,613)						(108,069)			(109,613)
Stock option vesting expense
Currency translation gain	6,106
Net loss
Balance – October 31, 2023	(108,069)		(109,613)			(114,175)					(114,175)	(114,175)	(109,613)
Statements Of Changes In Equity [Member] | Retained earnings [member]
IfrsStatementLineItems [Line Items]
Balance – January 31, 2023	(20,996,449)		(21,356,891)						(20,353,629)			(21,356,891)
Stock option vesting expense
Currency translation gain
Net loss	642,820		241,893
Balance – October 31, 2023	(20,353,629)		(21,114,998)			(20,996,449)					(20,996,449)	(20,996,449)	(21,356,891)
Statements Of Changes In Equity [Member] | Non-controlling interests [member]
IfrsStatementLineItems [Line Items]
Balance – January 31, 2023	983,717		2,006,479						1,013,324			2,006,479
Stock option vesting expense
Currency translation gain
Net loss	29,607
Balance – October 31, 2023	1,013,324		2,006,479			983,717					983,717	983,717	2,006,479
Statements Of Changes In Equity [Member] | Total Equity [Member]
IfrsStatementLineItems [Line Items]
Balance – January 31, 2023	12,548,453		8,939,700						$ 13,331,345			8,939,700
Stock option vesting expense	104,359
Currency translation gain	6,106
Net loss	672,427		241,893
Balance – October 31, 2023	$ 13,331,345		$ 9,181,593			$ 12,548,453					$ 12,548,453	$ 12,548,453	$ 8,939,700

[1]	The Company, through its subsidiary GR Retail invested $500,000 in the equity of West NY. West NY is a lender to a retail business in New Jersey.
[2]	As of the consolidated statements of financial position dated September 30, 2024, total common shares outstanding were 222,276,113, in which all MV Shares have been converted into SV Shares.